COHEN & STEERS NATURAL RESOURCES ACTIVE ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

		Shares	Value
COMMON STOCK	99.8%
AGRIBUSINESS	33.6%
AGRICULTURAL PRODUCTS	5.9%
Archer-Daniels-Midland Co.		4,316	$227,799
Bunge Global SA		22,887	1,837,368

			2,065,167

CONSTRUCTION MACHINERY & HEAVY TRUCKS	4.4%
AGCO Corp.		10,286	1,061,104
Deere & Co.		332	168,818
Kubota Corp. (Japan)		26,600	299,609

			1,529,531

FERTILIZERS & AGRICULTURAL CHEMICALS	10.6%
CF Industries Holdings, Inc.		3,396	312,432
Corteva, Inc.		15,940	1,188,008
Mosaic Co.		27,445	1,001,194
Nutrien Ltd. (Canada)		20,846	1,214,071

			3,715,705

PACKAGED FOODS & MEATS	12.7%
Bakkafrost P (Denmark)		17,163	772,721
Cal-Maine Foods, Inc.		2,228	221,976
JBS NV, Class A(a)		27,262	398,298
Minerva SA (Brazil)(a)		161,327	145,497
Mowi ASA (Norway)		32,835	633,936
Pilgrim’s Pride Corp.		10,268	461,855
Smithfield Foods, Inc.		39,318	925,153
Tyson Foods, Inc., Class A		4,916	275,001
WH Group Ltd. (Hong Kong)(b)		639,500	615,064

			4,449,501

TOTAL AGRIBUSINESS			11,759,904

ENERGY	36.7%
INTEGRATED OIL & GAS	24.3%
BP PLC (United Kingdom)		92,876	466,217
Chevron Corp.		7,623	1,091,537
Exxon Mobil Corp.		13,288	1,432,447
Galp Energia SGPS SA (Portugal)		25,281	463,671
Imperial Oil Ltd. (Canada)		5,798	460,604
Petroleo Brasileiro SA—Petrobras, ADR (Brazil)		13,840	173,139
Shell PLC		69,043	2,419,999
Suncor Energy, Inc. (Canada)		24,787	928,500
TotalEnergies SE (France)		17,423	1,069,271

			8,505,385

OIL & GAS EQUIPMENT & SERVICES	0.8%
Tenaris SA		14,423	271,409

OIL & GAS EXPLORATION & PRODUCTION	6.0%
Canadian Natural Resources Ltd. (Canada)		10,824	340,200
Diamondback Energy, Inc.		2,294	315,195
EOG Resources, Inc.		3,130	374,379
Expand Energy Corp.		4,971	581,309

		Shares	Value
Hess Corp.		946	$131,059
Venture Global, Inc., Class A		22,438	349,584

			2,091,726

OIL & GAS REFINING & MARKETING	4.8%
Marathon Petroleum Corp.		3,571	593,179
Reliance Industries Ltd., GDR (India)(b)		12,319	859,866
Valero Energy Corp.		1,742	234,160

			1,687,205

OIL & GAS STORAGE & TRANSPORTATION	0.8%
Keyera Corp. (Canada)(a)		9,208	295,021

TOTAL ENERGY			12,850,746

MATERIALS	0.7%
PAPER PACKAGING
International Paper Co.		5,428	254,193

METALS & MINING	28.8%
ALUMINUM	1.2%
Century Aluminum Co.(a)		11,278	203,229
Constellium SE(a)		16,030	213,199

			416,428

DIVERSIFIED METALS & MINING	14.4%
Anglo American PLC (South Africa)		30,898	911,861
BHP Group Ltd. (Australia)		39,650	959,015
Cameco Corp. (Canada)		7,640	567,117
Capstone Copper Corp. (Canada)(a)		34,133	209,548
Glencore PLC (Australia)(a)		259,154	1,008,844
Hudbay Minerals, Inc. (Canada)		31,901	338,512
Rio Tinto PLC, ADR (Australia)		3,921	228,712
Teck Resources Ltd., Class B (Canada)		20,689	835,422

			5,059,031

GOLD	10.4%
Agnico Eagle Mines Ltd. (Canada)		8,131	967,020
Coeur Mining, Inc.(a)		29,199	258,703
Newmont Corp.		15,786	919,692
Perpetua Resources Corp.(a)		24,053	292,004
Skeena Resources Ltd. (Canada)(a)		18,772	298,588
Wheaton Precious Metals Corp. (Brazil)		10,188	914,882

			3,650,889

PRECIOUS METALS & MINERALS	0.5%
Valterra Platinum Ltd. (South Africa)(a)		3,589	157,646

STEEL	2.3%
ArcelorMittal SA (Luxembourg)		5,141	162,721
Cleveland-Cliffs, Inc.(a)		21,735	165,186
POSCO Holdings, Inc. (South Korea)		747	144,463

		Shares	Value
Vale SA, ADR (Brazil)		33,875	$328,926

			801,296

TOTAL METALS & MINING			10,085,290

TOTAL COMMON STOCK (Identified cost—$32,647,817)			34,950,133

WARRANTS	0.0%
AGRIBUSINESS
PACKAGED FOODS & MEATS
Minerva SA, exercise price $5.17, expires 4/7/28 (Brazil)(a)		35,052	9,548

TOTAL WARRANTS (Identified cost—$0)			9,548

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$32,647,817)	99.8%		34,959,681
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2		76,691

NET ASSETS	100.0%		$35,036,372

Glossary of Portfolio Abbreviations

ADR American Depositary Receipt
GDR Global Depositary Receipt

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock	$34,950,133	$—	$—	$34,950,133
Warrants	9,548	—	—	9,548

Total Investments in Securities(c)	$34,959,681	$—	$—	$34,959,681

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $1,474,930 which represents 4.2% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS NATURAL RESOURCES ACTIVE ETF

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Trustees has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Trustees. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of June 30, 2025 are disclosed in the Fund’s Schedule of Investments.